Note 05 - Marketable Securities (Table)	3 Months Ended
Mar. 31, 2011
Investments Debt and Equity Securities [Abstract]
Marketable Securities [Table Text Block]
March 31, 2011

		December 31, 2010

	Marketable securities classification:

	Available-for-sale	3,189

			3,162
	Trading	12,068

			15,395
	Held-to-maturity	159

			154

		15,416

			18,711
	Less: Current portion of marketable securities	(12,288)

			(15,612)
	Long-term portion of marketable securities	3,128

			3,099